Expense Example - FidelityHealthyFutureFund-AMCIZPRO - FidelityHealthyFutureFund-AMCIZPRO - Fidelity Healthy Future Fund	Jun. 29, 2024 USD ($)
Fidelity Advisor Healthy Future Fund - Class Z
Expense Example:
1 year	$ 92
3 years	590
5 years	1,177
10 years	2,771
Fidelity Advisor Healthy Future Fund - Class I
Expense Example:
1 year	107
3 years	634
5 years	1,249
10 years	2,911
Fidelity Advisor Healthy Future Fund - Class M
Expense Example:
1 year	502
3 years	1,110
5 years	1,799
10 years	3,630
Fidelity Advisor Healthy Future Fund - Class A
Expense Example:
1 year	700
3 years	1,246
5 years	1,874
10 years	3,556
Fidelity Advisor Healthy Future Fund - Class C
Expense Example:
1 year	308
3 years	936
5 years	1,744
10 years	$ 3,687